INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%
Unrecognized tax benefits	$ 0		$ 0
Loss before provision for income taxes			(8,712,543)	$ 6,198,161
Operating loss carry forward			35,300,000
Interest or penalties			$ 0	$ 0